Accrued Liabilities (Details) - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Accrued Liabilities
Accrued salaries, vacation and related benefits	$ 11.2	$ 13.9	$ 13.9
Accrued interest	14.4	7.2	7.2
Accrued incentive compensation		2.3	9.1
Accrued property taxes	2.7	2.3	1.9
Other accrued liabilities	7.8	7.7	5.8
Total accrued liabilities	$ 21.7	$ 26.2	$ 30.7